33) Subordinated debt (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subordinated Debt Details Text [Abstract]
Subordinated debts recognized in "Eligible Debt Capital Instruments"	R$ 26,741,610	R$ 34,003,704